Other Non-Current Assets - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Oct. 06, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 06, 2016
Disclosure Of Other Non Current Assets [Line Items]
Percentage of decrease in share price					48.00%
Impairment loss on financial assets			€ 7	€ 487
Non-current financial assets available-for-sale				1,583
Quoted euro denominated senior bonds [member]
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income		€ 359
Financial instruments held to fund deferred compensation plan [member]
Disclosure Of Other Non Current Assets [Line Items]
Financial investments		363	359	353
Other Financial assets at fair value through profit or loss [member]
Disclosure Of Other Non Current Assets [Line Items]
Divested investments		34
Gain from divestmentssset		6
Senior bond [member]
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments			199	112
Sensitivity to ten percent decline in market interest rates on debt instruments held to meet obligations to employees under post employment benefit plans [member]
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		86
Reduction of ten percent basis point in market interest rate [member]
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		€ 3
Other available for sale financial instruments [member] | Fair value of SPMSD contingent consideration [member]
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration		3.00%
Securities quoted in an active market [member] | Financial assets held to meet obligations under post-employment benefit plans [member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale			198	360
Securities quoted in an active market [member] | Alnylam Pharmaceuticals, Inc [member]
Disclosure Of Other Non Current Assets [Line Items]
Percentage of decrease in share price	48.00%
Impairment loss on financial assets				457
Non-current financial assets available-for-sale		€ 671	1,118	364
Securities quoted in an active market [member] | MyoKardia, Inc [Member]
Disclosure Of Other Non Current Assets [Line Items]
Non-current financial assets available-for-sale		178	€ 141	45
Equity investment			9.00%
Unquoted equity investments [member]
Disclosure Of Other Non Current Assets [Line Items]
Equity instruments at fair value through other comprehensive income		178	€ 62
Unquoted equity investments [member] | Quoted euro denominated senior bonds [member]
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans		136
SPMSD contingent consideration asset [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		373	342	€ 458
Non current asset [member] | Fair value of SPMSD contingent consideration [member]
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration		309	292
Fair Value Remeasurement Of Contingent Consideration [member] | Revisions of sales forecasts of SPMSD [member]
Disclosure Of Other Non Current Assets [Line Items]
Adjustment to the fair value of the assets		72
Quoted debt instruments [member]
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax		1
Quoted equity securities [member]
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses		€ 106	€ 335